Submission	Jan. 09, 2026
Submission [Line Items]
Central Index Key	0002030617
Registrant Name	Picard Medical, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A